INVENTORY (Schedule of Inventory, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials and components	$ 59,755	$ 50,197
Work in progress	15,488	17,382
Finished goods	1,171	961
Total inventory	$ 76,414	$ 68,540